Fair Value of financial instruments (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($) $ / ounce
Disclosure of fair value measurement of assets [line items]
Foreign exchange contracts aggregate amount		$ 12.0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis, variance, percentage			10.00%
Effect of variance on fair value	$ 0.3		$ 0.4
Increase (decrease) in the fair value of investments			$ 6.7
Level 3 [Member] | Discounted cash flow [member]
Disclosure of fair value measurement of assets [line items]
Percentage of increase (decrease) on gold price	10.00%	10.00%
Basis points increase (decrease) on discount rate			100
Base price used in the discounted cash flow model | $ / ounce			1,300
Discount rate			5.10%